Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	R$ 2,762	R$ 3,775	R$ 3,940	R$ 5,544
Investment Property Completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2,656	3,637	3,750	5,309
Investment Property Completed [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	211	279	279	372
Investment Property Completed [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	1,234	1,761	1,830	2,261
Investment Property Completed [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	331	418	437	609
Investment Property Completed [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	874	1,172	1,192	2,053
Investment Property Completed [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	3	4	8	9
Investment Property Completed [member] | Fixtures And Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	3	3	4	5
Investment Property In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	106	138	R$ 190	R$ 235
Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	7,714	12,124
Gross Carrying Amount [member] | Investment Property Completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	7,608	11,986
Gross Carrying Amount [member] | Investment Property Completed [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	225	287
Gross Carrying Amount [member] | Investment Property Completed [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	3,285	5,347
Gross Carrying Amount [member] | Investment Property Completed [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	1,117	1,789
Gross Carrying Amount [member] | Investment Property Completed [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	2,936	4,519
Gross Carrying Amount [member] | Investment Property Completed [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	29	29
Gross Carrying Amount [member] | Investment Property Completed [member] | Fixtures And Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	16	15
Gross Carrying Amount [member] | Investment Property In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	106	138
Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(4,952)	(8,349)
Accumulated Depreciation and Amortisation [member] | Investment Property Completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(4,952)	(8,349)
Accumulated Depreciation and Amortisation [member] | Investment Property Completed [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(14)	(8)
Accumulated Depreciation and Amortisation [member] | Investment Property Completed [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(2,051)	(3,586)
Accumulated Depreciation and Amortisation [member] | Investment Property Completed [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(786)	(1,371)
Accumulated Depreciation and Amortisation [member] | Investment Property Completed [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(2,062)	(3,347)
Accumulated Depreciation and Amortisation [member] | Investment Property Completed [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	(26)	(25)
Accumulated Depreciation and Amortisation [member] | Investment Property Completed [member] | Fixtures And Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net PP&E	R$ (13)	R$ (12)